Other Financial Liabilities - Summary of Other Obligations (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Other Financial Liabilities [Line Items]
Other financial obligations current	$ 88,639	$ 29,636
Other financial obligations noncurrent	181,407	104,103
Less than 90 Days [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Other financial obligations current	55,458	6,941
More than 90 Days [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Other financial obligations current	33,181	22,695
One to two years
Disclosure Of Other Financial Liabilities [Line Items]
Other financial obligations noncurrent	54,446	23,159
Two to three years
Disclosure Of Other Financial Liabilities [Line Items]
Other financial obligations noncurrent	48,363	23,254
Three to four years
Disclosure Of Other Financial Liabilities [Line Items]
Other financial obligations noncurrent	44,105	17,780
Four to five years
Disclosure Of Other Financial Liabilities [Line Items]
Other financial obligations noncurrent	18,278	11,028
More than five years
Disclosure Of Other Financial Liabilities [Line Items]
Other financial obligations noncurrent	$ 16,215	$ 28,882
Enel Distribución Ceará S.A. (formerly Coelce S.A.) [Member] | Brazil | ELETROBRAS 0244/2009 [Member] | Brazilian Reals [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Nominal Interest Rate	6.00%	6.00%
Other financial obligations current	$ 21	$ 325
Other financial obligations noncurrent		$ 27
Enel Distribución Ceará S.A. (formerly Coelce S.A.) [Member] | Brazil | ELETROBRAS 0265/2009 [Member] | Brazilian Reals [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Nominal Interest Rate	6.00%	6.00%
Other financial obligations current	$ 247	$ 425
Other financial obligations noncurrent		$ 319
Enel Distribución Ceará S.A. (formerly Coelce S.A.) [Member] | Brazil | ELETROBRAS 292/2010 [Member] | Brazilian Reals [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Nominal Interest Rate	6.00%	6.00%
Other financial obligations current	$ 275	$ 355
Other financial obligations noncurrent	$ 160	$ 562
Enel Distribución Ceará S.A. (formerly Coelce S.A.) [Member] | Brazil | ELETROBRAS 310/2010 [Member] | Brazilian Reals [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Nominal Interest Rate	6.00%	6.00%
Other financial obligations current	$ 311	$ 401
Other financial obligations noncurrent	570	1,139
Enel Distribución Ceará S.A. (formerly Coelce S.A.) [Member] | Brazil | Less than 90 Days [Member] | ELETROBRAS 0244/2009 [Member] | Brazilian Reals [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Other financial obligations current	21	81
Enel Distribución Ceará S.A. (formerly Coelce S.A.) [Member] | Brazil | Less than 90 Days [Member] | ELETROBRAS 0265/2009 [Member] | Brazilian Reals [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Other financial obligations current	82	106
Enel Distribución Ceará S.A. (formerly Coelce S.A.) [Member] | Brazil | Less than 90 Days [Member] | ELETROBRAS 292/2010 [Member] | Brazilian Reals [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Other financial obligations current	69	89
Enel Distribución Ceará S.A. (formerly Coelce S.A.) [Member] | Brazil | Less than 90 Days [Member] | ELETROBRAS 310/2010 [Member] | Brazilian Reals [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Other financial obligations current	78	100
Enel Distribución Ceará S.A. (formerly Coelce S.A.) [Member] | Brazil | More than 90 Days [Member] | ELETROBRAS 0244/2009 [Member] | Brazilian Reals [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Other financial obligations current		244
Enel Distribución Ceará S.A. (formerly Coelce S.A.) [Member] | Brazil | More than 90 Days [Member] | ELETROBRAS 0265/2009 [Member] | Brazilian Reals [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Other financial obligations current	165	319
Enel Distribución Ceará S.A. (formerly Coelce S.A.) [Member] | Brazil | More than 90 Days [Member] | ELETROBRAS 292/2010 [Member] | Brazilian Reals [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Other financial obligations current	206	266
Enel Distribución Ceará S.A. (formerly Coelce S.A.) [Member] | Brazil | More than 90 Days [Member] | ELETROBRAS 310/2010 [Member] | Brazilian Reals [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Other financial obligations current	233	301
Enel Distribución Ceará S.A. (formerly Coelce S.A.) [Member] | Brazil | One to two years | ELETROBRAS 0244/2009 [Member] | Brazilian Reals [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Other financial obligations noncurrent		27
Enel Distribución Ceará S.A. (formerly Coelce S.A.) [Member] | Brazil | One to two years | ELETROBRAS 0265/2009 [Member] | Brazilian Reals [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Other financial obligations noncurrent		319
Enel Distribución Ceará S.A. (formerly Coelce S.A.) [Member] | Brazil | One to two years | ELETROBRAS 292/2010 [Member] | Brazilian Reals [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Other financial obligations noncurrent	160	355
Enel Distribución Ceará S.A. (formerly Coelce S.A.) [Member] | Brazil | One to two years | ELETROBRAS 310/2010 [Member] | Brazilian Reals [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Other financial obligations noncurrent	311	402
Enel Distribución Ceará S.A. (formerly Coelce S.A.) [Member] | Brazil | Two to three years | ELETROBRAS 292/2010 [Member] | Brazilian Reals [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Other financial obligations noncurrent		207
Enel Distribución Ceará S.A. (formerly Coelce S.A.) [Member] | Brazil | Two to three years | ELETROBRAS 310/2010 [Member] | Brazilian Reals [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Other financial obligations noncurrent	$ 259	402
Enel Distribución Ceará S.A. (formerly Coelce S.A.) [Member] | Brazil | Three to four years | ELETROBRAS 310/2010 [Member] | Brazilian Reals [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Other financial obligations noncurrent		$ 335
Enel Generación Costanera S.A. (formerly Endesa Costanera) | Argentina | Mitsubishi Deuda Garantizada | U.S. Dollar [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Nominal Interest Rate	0.25%
Other financial obligations current	$ 6,088
Other financial obligations noncurrent	40,785
Enel Generación Costanera S.A. (formerly Endesa Costanera) | Argentina | Mitsubishi (garanteed debt) | Argentine peso [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Nominal Interest Rate		0.25%
Other financial obligations current		$ 7,281
Other financial obligations noncurrent		40,648
Enel Generación Costanera S.A. (formerly Endesa Costanera) | Argentina | More than 90 Days [Member] | Mitsubishi Deuda Garantizada | U.S. Dollar [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Other financial obligations current	6,088
Enel Generación Costanera S.A. (formerly Endesa Costanera) | Argentina | More than 90 Days [Member] | Mitsubishi (garanteed debt) | Argentine peso [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Other financial obligations current		7,281
Enel Generación Costanera S.A. (formerly Endesa Costanera) | Argentina | One to two years | Mitsubishi Deuda Garantizada | U.S. Dollar [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Other financial obligations noncurrent	6,494
Enel Generación Costanera S.A. (formerly Endesa Costanera) | Argentina | One to two years | Mitsubishi (garanteed debt) | Argentine peso [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Other financial obligations noncurrent		2,834
Enel Generación Costanera S.A. (formerly Endesa Costanera) | Argentina | Two to three years | Mitsubishi Deuda Garantizada | U.S. Dollar [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Other financial obligations noncurrent	7,594
Enel Generación Costanera S.A. (formerly Endesa Costanera) | Argentina | Two to three years | Mitsubishi (garanteed debt) | Argentine peso [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Other financial obligations noncurrent		3,221
Enel Generación Costanera S.A. (formerly Endesa Costanera) | Argentina | Three to four years | Mitsubishi Deuda Garantizada | U.S. Dollar [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Other financial obligations noncurrent	7,494
Enel Generación Costanera S.A. (formerly Endesa Costanera) | Argentina | Three to four years | Mitsubishi (garanteed debt) | Argentine peso [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Other financial obligations noncurrent		6,753
Enel Generación Costanera S.A. (formerly Endesa Costanera) | Argentina | Four to five years | Mitsubishi Deuda Garantizada | U.S. Dollar [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Other financial obligations noncurrent	7,494
Enel Generación Costanera S.A. (formerly Endesa Costanera) | Argentina | Four to five years | Mitsubishi (garanteed debt) | Argentine peso [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Other financial obligations noncurrent		8,013
Enel Generación Costanera S.A. (formerly Endesa Costanera) | Argentina | More than five years | Mitsubishi Deuda Garantizada | U.S. Dollar [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Other financial obligations noncurrent	$ 11,709
Enel Generación Costanera S.A. (formerly Endesa Costanera) | Argentina | More than five years | Mitsubishi (garanteed debt) | Argentine peso [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Other financial obligations noncurrent		$ 19,827
Enel Distribución Goias (Formerly Celg Distribuicio S.A) | Brazil | Mútuo CelgPar 41211376/2014 | Brazilian Reals [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Nominal Interest Rate	6.80%	6.80%
Other financial obligations current	$ 2,349	$ 2,847
Other financial obligations noncurrent	$ 12,073	$ 18,553
Enel Distribución Goias (Formerly Celg Distribuicio S.A) | Brazil | FIDC Série A [Member] | Brazilian Reals [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Nominal Interest Rate	6.15%	9.11%
Other financial obligations current	$ 8,910	$ 11,518
Other financial obligations noncurrent	$ 10,634	$ 27,447
Enel Distribución Goias (Formerly Celg Distribuicio S.A) | Brazil | FIDC Série B [Member] | Brazilian Reals [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Nominal Interest Rate	12.32%	14.42%
Other financial obligations current	$ 5,278	$ 5,772
Other financial obligations noncurrent	$ 4,340	$ 13,238
Enel Distribución Goias (Formerly Celg Distribuicio S.A) | Brazil | ELECTROBRAS | Brazilian Reals [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Nominal Interest Rate	6.00%	6.00%
Other financial obligations current	$ 452	$ 712
Other financial obligations noncurrent	795	2,170
Enel Distribución Goias (Formerly Celg Distribuicio S.A) | Brazil | Less than 90 Days [Member] | Mútuo CelgPar 41211376/2014 | Brazilian Reals [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Other financial obligations current	613	748
Enel Distribución Goias (Formerly Celg Distribuicio S.A) | Brazil | Less than 90 Days [Member] | FIDC Série A [Member] | Brazilian Reals [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Other financial obligations current	1,670	3,526
Enel Distribución Goias (Formerly Celg Distribuicio S.A) | Brazil | Less than 90 Days [Member] | FIDC Série B [Member] | Brazilian Reals [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Other financial obligations current	1,033	2,113
Enel Distribución Goias (Formerly Celg Distribuicio S.A) | Brazil | Less than 90 Days [Member] | ELECTROBRAS | Brazilian Reals [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Other financial obligations current	113	178
Enel Distribución Goias (Formerly Celg Distribuicio S.A) | Brazil | More than 90 Days [Member] | Mútuo CelgPar 41211376/2014 | Brazilian Reals [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Other financial obligations current	1,736	2,099
Enel Distribución Goias (Formerly Celg Distribuicio S.A) | Brazil | More than 90 Days [Member] | FIDC Série A [Member] | Brazilian Reals [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Other financial obligations current	7,240	7,992
Enel Distribución Goias (Formerly Celg Distribuicio S.A) | Brazil | More than 90 Days [Member] | FIDC Série B [Member] | Brazilian Reals [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Other financial obligations current	4,245	3,659
Enel Distribución Goias (Formerly Celg Distribuicio S.A) | Brazil | More than 90 Days [Member] | ELECTROBRAS | Brazilian Reals [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Other financial obligations current	339	534
Enel Distribución Goias (Formerly Celg Distribuicio S.A) | Brazil | One to two years | Mútuo CelgPar 41211376/2014 | Brazilian Reals [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Other financial obligations noncurrent	1,630	2,058
Enel Distribución Goias (Formerly Celg Distribuicio S.A) | Brazil | One to two years | FIDC Série A [Member] | Brazilian Reals [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Other financial obligations noncurrent	7,493	11,022
Enel Distribución Goias (Formerly Celg Distribuicio S.A) | Brazil | One to two years | FIDC Série B [Member] | Brazilian Reals [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Other financial obligations noncurrent	3,563	5,522
Enel Distribución Goias (Formerly Celg Distribuicio S.A) | Brazil | One to two years | ELECTROBRAS | Brazilian Reals [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Other financial obligations noncurrent	318	620
Enel Distribución Goias (Formerly Celg Distribuicio S.A) | Brazil | Two to three years | Mútuo CelgPar 41211376/2014 | Brazilian Reals [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Other financial obligations noncurrent	1,797	2,260
Enel Distribución Goias (Formerly Celg Distribuicio S.A) | Brazil | Two to three years | FIDC Série A [Member] | Brazilian Reals [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Other financial obligations noncurrent	3,141	11,022
Enel Distribución Goias (Formerly Celg Distribuicio S.A) | Brazil | Two to three years | FIDC Série B [Member] | Brazilian Reals [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Other financial obligations noncurrent	777	5,522
Enel Distribución Goias (Formerly Celg Distribuicio S.A) | Brazil | Two to three years | ELECTROBRAS | Brazilian Reals [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Other financial obligations noncurrent	318	620
Enel Distribución Goias (Formerly Celg Distribuicio S.A) | Brazil | Three to four years | Mútuo CelgPar 41211376/2014 | Brazilian Reals [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Other financial obligations noncurrent	1,975	2,475
Enel Distribución Goias (Formerly Celg Distribuicio S.A) | Brazil | Three to four years | FIDC Série A [Member] | Brazilian Reals [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Other financial obligations noncurrent		5,403
Enel Distribución Goias (Formerly Celg Distribuicio S.A) | Brazil | Three to four years | FIDC Série B [Member] | Brazilian Reals [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Other financial obligations noncurrent		2,194
Enel Distribución Goias (Formerly Celg Distribuicio S.A) | Brazil | Three to four years | ELECTROBRAS | Brazilian Reals [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Other financial obligations noncurrent	159	620
Enel Distribución Goias (Formerly Celg Distribuicio S.A) | Brazil | Four to five years | Mútuo CelgPar 41211376/2014 | Brazilian Reals [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Other financial obligations noncurrent	2,165	2,705
Enel Distribución Goias (Formerly Celg Distribuicio S.A) | Brazil | Four to five years | ELECTROBRAS | Brazilian Reals [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Other financial obligations noncurrent		310
Enel Distribución Goias (Formerly Celg Distribuicio S.A) | Brazil | More than five years | Mútuo CelgPar 41211376/2014 | Brazilian Reals [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Other financial obligations noncurrent	$ 4,506	$ 9,055
Emgesa S.A. E.S.P. | Colombia | Bank of Nova Scotia [Member] | Colombian peso [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Nominal Interest Rate	0.30%
Other financial obligations current	$ 49
Emgesa S.A. E.S.P. | Colombia | Less than 90 Days [Member] | Bank of Nova Scotia [Member] | Colombian peso [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Other financial obligations current	$ 49
Codensa S.A [Member] | Colombia | Bank of Nova Scotia [Member] | Colombian peso [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Nominal Interest Rate	0.02%
Other financial obligations current	$ 45
Codensa S.A [Member] | Colombia | Less than 90 Days [Member] | Bank of Nova Scotia [Member] | Colombian peso [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Other financial obligations current	$ 45
Enel Distribucion Sao Paulo S.A | Brazil | FUNDAÇÃO CESP | Brazilian Reals [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Nominal Interest Rate	9.47%
Other financial obligations current	$ 64,614
Other financial obligations noncurrent	112,050
Enel Distribucion Sao Paulo S.A | Brazil | Less than 90 Days [Member] | FUNDAÇÃO CESP | Brazilian Reals [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Other financial obligations current	51,685
Enel Distribucion Sao Paulo S.A | Brazil | More than 90 Days [Member] | FUNDAÇÃO CESP | Brazilian Reals [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Other financial obligations current	12,929
Enel Distribucion Sao Paulo S.A | Brazil | One to two years | FUNDAÇÃO CESP | Brazilian Reals [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Other financial obligations noncurrent	34,477
Enel Distribucion Sao Paulo S.A | Brazil | Two to three years | FUNDAÇÃO CESP | Brazilian Reals [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Other financial obligations noncurrent	34,477
Enel Distribucion Sao Paulo S.A | Brazil | Three to four years | FUNDAÇÃO CESP | Brazilian Reals [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Other financial obligations noncurrent	34,477
Enel Distribucion Sao Paulo S.A | Brazil | Four to five years | FUNDAÇÃO CESP | Brazilian Reals [Member]
Disclosure Of Other Financial Liabilities [Line Items]
Other financial obligations noncurrent	$ 8,619